CONSOLIDATED FINANCIAL STATEMENT DETAILS - Accounts receivable and other assets and Inventories (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Accounts receivable and other assets:
Trade receivables	$ 3.6	$ 4.5
Prepaid expenses	21.3	19.8
VAT receivable	48.4	36.2
Deposits	8.5	11.1
Other	19.6	19.7
Total accounts receivable and other assets	101.4	91.3
Inventories:
Ore in stockpiles	299.9	242.6
Ore on leach pads	375.0	358.5
In-process	113.5	122.3
Finished metal	50.5	91.5
Materials and supplies	540.7	519.3
Inventories, subtotal	1,379.6	1,334.2
Long-term portion of ore in stockpiles and ore on leach pads	(327.6)	(239.9)
Inventories	$ 1,052.0	$ 1,094.3